Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of supplemental and unaudited pro forma information
The following unaudited supplemental pro forma information summarizes the combined results of operations for the above-described transactions as if the transactions had occurred on January 1, 2020 (in thousands).

	Nine months ended September 30,
	2021	2020
Revenue	$118,254	$111,945

Net income	$2,261	$(1,203)

The following unaudited supplemental pro forma information summarizes the combined results of operations for the above-described transactions as if the transactions had occurred on the following dates

•	January 1, 2018 for the FATHOM and ICO Mold transactions.

•	January 1, 2019 for the Incodema, Newchem, GPI, Dahlquist, Majestic, and Mark Two transactions.

	2020	2019
Revenue	$110,583	$97,020

Net income (loss)	$(7,441)	$(11,223)

Incodema Holdings LLC
Business Acquisition [Line Items]
Schedule of fair values of the assets acquired and liabilities
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Dahlquist (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$357
Accounts receivable	1,215
Inventory	1,597
Indemnification asset - PPP Loan	518
Prepaid expenses	8
Fixed assets	3,753
Intangible assets	8,300

Total assets acquired	15,748

Accounts payable	68
Paycheck Protection Program (PPP) loan	518
Accrued expenses	475

Total liabilities assumed	1,061

Total identifiable net assets	14,687

Goodwill	$2,945

Fathom LLC
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$26,912
Equity instruments	2,923

Fair value of total consideration transferred	$29,835

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of FATHOM (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$125
Accounts receivable	2,298
Inventory	333
Prepaid expenses	351
Fixed assets	4,627
Intangible assets	14,100

Total assets acquired	21,834

Accounts payable	1,852
Accrued expenses	491
Other current liabilities	141
Taxes payable	158
Long-term debt	63

Total liabilities assumed	2,705

Total identifiable net assets	19,129

Goodwill	$10,706

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$4,300	15
Customer relationships	5,300	10
Developed technology	4,500	5

Total Intangible assets	$14,100

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net (loss) income of FATHOM since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020	2019
Revenue	$20,899	$6,569

Net income (loss)	$370	$(1,488)

ICO Mold
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$15,998
Equity instruments	3,219

Fair value of total consideration transferred	$19,217

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of ICO Mold (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$105
Accounts receivable	800
Inventory	88
Prepaid expenses	20
Fixed assets	62
Intangible assets	5,500

Total assets acquired	6,575

Accounts payable	678
Accrued expenses	194
Taxes payable	12

Total liabilities assumed	884

Total identifiable net assets	5,691

Goodwill	$13,526

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$700	5
Customer relationships	3,500	6
Developed software	1,300	5

Total intangible assets	$5,500

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net (loss) income of ICO Mold since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020	2019
Revenue	$10,884	$672

Net income (loss)	$641	$(982)

Incodema And Newchem LLC | Incodema LLC
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)	Incodema	Newchem	Total
Cash	$30,948	$6,320	$37,268
Equity instruments	$920	$183	$1,103
Contingent consideration	$8,696	$—	$8,696

Fair value of total consideration transferred	$40,564	$6,503	$47,067

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Incodema and Newchem (in thousands):

	Acquisition Date Fair Value
	Incodema	Newchem
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$63	$69
Accounts receivable	2,370	741
Inventory	735	487
Other current assets	3	1
Prepaid expenses	77	8
Fixed assets	2,277	1,949
Intangible assets	19,300	2,800

Total assets acquired	24,825	6,055

Accounts payable	324	223
Accrued expenses	110	35
Other current liabilities	286	61

Total liabilities assumed	720	319

Total identifiable net assets	$24,105	$5,736

Goodwill	16,459	767

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value - Incodema	Estimated Life (Years)
Trade name	$2,700	15
Customer relationships	11,500	9
Developed software	5,100	5

Total intangible assets	$19,300

	Acquisition Date Fair Value - Newchem	Estimated Life (Years)
Trade name	$300	5
Customer relationships	2,500	16

Total intangible assets	$2,800

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net (loss) income of Incodema since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$6,900

Net loss	$(1,085)

The amounts of revenue and net income of Newchem since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$2,369

Net income	$184

Daholquist Machine
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$16,098
Equity instruments	368
Contingent consideration	1,166

Fair value of total consideration transferred	$17,632

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$500	5
Customer relationships	7,800	14

Total intangible assets	$8,300

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net (loss) income of Dahlquist since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$310

Net loss	$(940)

Daholquist Machine | Incodema Holdings LLC
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Consideration (in thousands)
Cash	$33,557
Equity instruments	1,471

Fair value of total consideration transferred	$35,028

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$—
Accounts receivable	2,645
Inventory	1,184
Other current assets	30
Prepaid expenses	201
Fixed assets	4,229
Intangible assets	20,100

Total assets acquired	28,389

Accounts payable	244
Accrued expenses	231
Other current liabilities	644

Total liabilities assumed	1,119

Total identifiable net assets	27,270

Goodwill	$7,758

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,500	5
Customer relationships	18,600	16

Total intangible assets	$20,100

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net (loss) income of Majestic since the acquisition date included in the Consolidated Statements of Comprehensive Loss for the reporting periods are as follows:

(in thousands)	2020
Revenue	$911

Net loss	$(1,129)

Centex And Laser | Incodema LLC
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

	Centex	Laser	Total
Cash	$11,774	$6,946	$18,720

Fair value of total consideration transferred	$11,774	$6,946	$18,720

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Centex and Laser (in thousands):

	Acquisition Date Fair Value
	Centex	Laser
Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	$—	$68
Accounts receivable	1,775	900
Inventory	524	622
Prepaid expenses	108	1
Fixed assets	1,787	760
Intangible assets	6,243	3,557
Other assets	1	2

Total assets acquired	10,438	5,910

Accounts payable	252	568
Paycheck Protection Program (PPP) loan	649	—
Accrued expenses	271	27
Other current liabilities	23	44
Other noncurrent liabilities	1,234	703

Total liabilities assumed	2,429	1,342

Total identifiable net assets	$8,009	$4,568

Goodwill	3,765	2,378

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value – Centex	Estimated Life (Years)
Trade name	$510	5
Customer relationships	5,733	17

Total intangible assets	$6,243

	Acquisition Date Fair Value – Laser	Estimated Life (Years)
Trade name	$290	5
Customer relationships	3,267	17

Total intangible assets	$3,557

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net loss of Centex since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$3,049

Net loss	(1,102)

Micropulse West | Incodema Holdings LLC
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

Cash	$12,452
Contingent consideration	1,295

Fair value of total consideration transferred	$13,747

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the preliminary fair values of the assets acquired and liabilities assumed in connection with the acquisition of Micropulse West (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$70
Accounts receivable	866
Inventory	333
Other current assets	10
Fixed assets	2,490
Intangible assets	7,000

Total assets acquired	10,769

Accounts payable	139
Accrued expenses	13
Other current liabilities	99

Total liabilities assumed	251

Total identifiable net assets	10,518

Goodwill	$3,229

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$600	5
Customer relationships	6,400	17

Total intangible assets	$7,000

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net loss of Micropulse West since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$3,022

Net loss	(187)

Summit Tooling And Summit Plastics
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands):

Cash	$10,875

Fair value of total consideration transferred	$10,875

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Summit (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$40
Accounts receivable	627
Inventory	339
Fixed assets	4,371
Intangible assets	5,000

Total assets acquired	10,377

Accounts payable	40
Deferred revenue	776
Other current liabilities	95
Other noncurrent liabilities	1,323

Total liabilities assumed	2,234

Total identifiable net assets	8,143

Goodwill	$2,732

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$400	5
Customer relationships	4,600	11

Total Intangible assets	$5,000

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net loss of Summit since the acquisition date included in the Unaudited Condensed Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$4,496
Net loss	(1,029)

PPP
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following (in thousands)

Cash	$25,721

Fair value of total consideration transferred	$25,721

Schedule of fair values of the assets acquired and liabilities
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of PPC (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$162
Accounts receivable	899
Inventory	480
Fixed assets	2,413
Intangible assets	14,200

Total assets acquired	18,154

Accounts payable	148
Accrued expenses	79

Total liabilities assumed	227

Total identifiable net assets	17,927

Goodwill	$7,794

Summary of the intangible assets acquired in the acquisition
Below is a summary of the intangible assets acquired in the acquisition (in thousands):

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,100	5
Customer relationships	13,100	17

Total intangible assets	$14,200

Schedule of amounts of revenue and net (loss)
The amounts of revenue and net loss of PPC since the acquisition date included in the Unaudited Consolidated Statements of Comprehensive Loss for the nine months ended September 30, 2021 are as follows (in thousands):

Revenue	$4,571
Net loss	(262)